Other Expenses, Net - Summary of Other Expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Material income and expense [abstract]
Impairment losses (notes 15.1, 16.1 and 16.2)		$ (122)	$ (43)	$ (442)
Results from the sale of assets and others	[1]	125	(166)	(26)
Restructuring costs	[2]	(10)	(2)	(20)
Other expenses, net		$ (7)	$ (211)	$ (488)

[1]	In 2024, includes a gain of $139 related to the sale of Cemex’s 34.8% equity interest in Neoris. In 2024, 2023 and 2022, includes expenses of $9, $3 and $1, respectively, in connection with property damage related to natural disasters (note 24.3). In addition, in 2022 includes a gain of $48 resulting from the remeasurement at fair value of Cemex’s previous controlling interest in Neoris after the loss of control.
[2]	Restructuring costs mainly refer to severance payments and expenses related to the definitive closing of operating sites.